Supplement Dated June 8, 2026
To The Updating Summary Prospectuses Dated April 27, 2026 For

ELITE ACCESS II®, JACKSON ADVANTAGE®, JACKSON RETIREMENT INVESTMENT ANNUITY®,
PERSPECTIVE II®, PERSPECTIVE ADVISORY II®, RETIREMENT LATITUDES®, PERSPECTIVE ADVISORS IISM, ELITE ACCESS®, ELITE ACCESS BROKERAGE EDITION®, JACKSON PRIVATE WEALTH®,
PERSPECTIVE L SERIESSM, FIFTH THIRD PERSPECTIVE, and PERSPECTIVE REWARDS®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES, and
ELITE ACCESS ADVISORY II® FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY, and
PERSPECTIVE FIXED AND VARIABLE ANNUITY®

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

This supplement updates the above-referenced updating summary prospectuses. Please read and keep it together with your updating summary prospectus for future reference. To obtain an additional copy of an updating summary prospectus, please contact us at our Customer Care Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-644-4565; www.jackson.com.

The following changes have been made to “Appendix A: (Investment Options Available Under the Contract)” of your updating summary prospectus, in order to reflect sub-adviser changes:

➢    Effective April 27, 2026:

•For the JNL/T. Rowe Price Mid-Cap Growth Fund, T. Rowe Price Investment Management, Inc. has been removed as a sub-sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

➢    Effective June 8, 2026:

•For the JNL Multi-Manager Floating Rate Income Fund, Artisan Partners Limited Partnership and Neuberger Berman Investment Advisers LLC have been added as sub-advisers in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager Emerging Markets Equity Fund, Kayne Anderson Rudnick Investment Management, LLC has been removed as a sub-adviser and replaced with Lazard Asset Management LLC in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager Mid Cap Fund the following changes have been made:

◦Kayne Anderson Rudnick Investment Management, LLC has been removed as a sub-adviser and replaced with FIAM LLC in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

◦Champlain Investment Partners, LLC has been removed as a sub-adviser and replaced with Invesco Advisers, Inc. in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager Small Cap Value Fund the following changes have been made:

◦WCM Investment Management LLC has been removed and replaced with FIAM LLC as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

◦Cooke & Bieler, L.P. has been removed and replaced with Pacific Investment Management Company LLC (“PIMCO”) with Research Affiliates, LLC (“RAE”) as a sub-sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".
______________________________
(To be used with JMV23537USP 04/26, JMV21086USP 04/26, JMV23538USP 04/26, JMV25288USP 04/26, JMV21451USP 04/26, JMV18691USP 04/26, JMV21452USP 04/26, VC5869USP 04/26, JMV8037USP 04/26, JMV8037BEUSP 04/26, JMV18692USP 04/26, JMV7697USP 04/26, VC5890USP 04/26, VC4224USP 04/26, FVC4224FTUSP 04/26, JMV8798USP 04/26, JMV9476USP 04/26, JMV9476WFUSP 04/26, JMV16966USP 04/26, VC3656USP 04/26, VC5995USP 04/26, and JMV2731USP 04/26)

VPS00145 06/26